General (Schedule Of Intangible Assets Acquisition) (Details) (Nera Networks [Member], USD $) In Thousands, unless otherwise specified	1 Months Ended
Jan. 19, 2011
Business Acquisition [Line Items]
Fair value	$ 17,700
Weighted average amortization period	6 years 9 months 18 days
Customer Relationships [Member]
Business Acquisition [Line Items]
Fair value	8,300
Useful lives	7 years	[1]
Technology [Member]
Business Acquisition [Line Items]
Fair value	8,600
Useful lives	7 years	[1]
Trade Names [Member]
Business Acquisition [Line Items]
Fair value	$ 800
Useful lives	2 years	[1]

[1]	Weighted average amortization period of 6.8 years.